                             AXA PREMIER VIP TRUST

                   SUPPLEMENT DATED NOVEMBER 24, 2003 TO THE
                 PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2003, of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

          Information Regarding AXA Premier VIP Technology Portfolio

The information provided below updates information regarding the AXA Premier VIP Technology Portfolio.

Delete the reference to Alliance Capital Management L.P. from the list in the top right corner of the description of the Portfolio and insert "Wellington Management Company, LLP" at the end of that list.

Under the heading "The Sub-advisers" in the section of the Prospectus entitled "Management Team," replace the first sentence of the description of Wellington Management Company, LLP ("Wellington Management") with the following:

     Wellington Management Company, LLP ("Wellington Management") serves as a Sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio.

Under the heading "Management Team," delete the information relating to Alliance Capital Management L.P. in the table for the AXA Premier VIP Technology Portfolio and insert the following after the information relating to Firsthand Capital Management, Inc.:

          Wellington Management Company, LLP The portion of the
          75 State Street                    Portfolio's assets
          Boston, MA 02109                   allocated to Wellington
          Portfolio Management Team          Management is managed by
                                             a team of investment
                                             professionals.

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                             AXA PREMIER VIP TRUST

                   SUPPLEMENT DATED NOVEMBER 24, 2003 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
        DATED MAY 1, 2003, AS REVISED AUGUST 15, 2003, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information ("SAI"), dated May 1, 2003, as revised August 15, 2003, of AXA Premier VIP Trust ("Trust"), as supplemented. You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the SAI and the Trust's Prospectus and retain it for future reference.

          Information Regarding AXA Premier VIP Technology Portfolio

The information provided below updates information regarding the AXA Premier VIP Technology Portfolio.

In the section entitled "The Sub-advisers" on page 38, insert "or interim sub-advisory" in the first sentence after "The Manager has entered into sub-advisory ..."

In the section entitled "The Sub-advisers" on page 39, delete the reference to the Technology Portfolio in the second paragraph.

In the section entitled "The Sub-advisers" on page 40, replace the first sentence of the last paragraph beginning on the page with the following:

     Wellington Management Company, LLP ("Wellington Management") serves as a Sub-adviser to Health Care Portfolio, Technology Portfolio and Small Mid Cap Value Portfolio.


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